Note 10. Income Taxes - Deferred income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Differences in the depreciation of property and equipment
Non-capital losses available for carry-forward	411,119	167,839
Valuation allowance	(167,839)	(411,119)
Deferred income tax asset: